Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of investment securities
Total available for sale securities	$ 200,246	$ 213,806
U.S. Treasury [Member]
Summary of investment securities
Total available for sale securities	2,030	2,054
Government sponsored enterprises [Member]
Summary of investment securities
Total available for sale securities	55,180	70,314
Asset-backed securities [Member]
Summary of investment securities
Total available for sale securities	107,872	107,329
Obligations of states and political subdivisions [Member]
Summary of investment securities
Total available for sale securities	$ 35,164	$ 34,109